                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 333-85415



                         Supplement dated April 23, 2004
                    to the Prospectus dated September 1, 2003

                                       of

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                             CIF CORE PLUS BOND FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------


CIF INFLATION-INDEXED BOND FUND

         The Prospectus is hereby amended and supplemented to reflect changes in the principal investment strategy and portfolio management of the CIF Inflation-Indexed Bond Fund (the "Fund"). At the meeting of the Board of Directors held on April 22, 2004, the Board approved investment in non-U.S. dollar denominated inflation-indexed securities as one of the Fund's principal investment strategies. In connection with this change to the Fund's investment strategy, the Board, based on the recommendation of Commonfund Asset Management Company, Inc., approved Western Asset Management Company Limited as an additional sub-adviser for the Fund. Accordingly, effective April 23, 2004, pages 3-4 of the Prospectus are hereby deleted and replaced with the following:

CIF INFLATION-INDEXED BOND FUND


INVESTMENT GOAL

Maximize real return to the extent consistent with preservation of capital and liquidity


INVESTMENT FOCUS

A portfolio of inflation-indexed securities of varying maturities

PRINCIPAL INVESTMENT STRATEGY

The CIF Inflation-Indexed Bond Fund invests primarily in inflation-indexed securities, including U.S. Treasury inflation-indexed securities and non-U.S. dollar denominated inflation-indexed securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in an inflation-linked index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to an inflation-linked index. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities linked to inflation.

The Investment Manager allocates the Fund's assets among one or more selected Sub-Advisers, who in turn manage the assets on a day-to-day basis, subject to oversight by the Investment Manager. Western Asset Management Company ("WAMCO") and Western Asset Management Company Limited ("WAMCO Limited") serve as Sub-Advisers to the Fund. Each Sub-Adviser selects investments for the Fund based on its own investment style and strategy. WAMCO applies a value-oriented approach to managing assets for the Fund, with an emphasis on multiple strategies, including duration, term structure and sector allocation. WAMCO implements its strategy through an assessment of real interest rates, expected inflation rates and the relative volatility of real yield to nominal yields. WAMCO Limited, subject to the supervision of WAMCO, employs a similar investment process as WAMCO, but focuses exclusively on non-U.S. dollar investments.

The Sub-Advisers seek to achieve the Fund's objectives on a total return basis and will not limit transactions to avoid tax consequences. The Fund's portfolio turnover rate may be higher as a result. Higher portfolio turnover will result in higher transaction costs, and shareholders subject to tax may be required to recognize more taxable gain than if the Fund were managed to limit its portfolio turnover.


OTHER INVESTMENTS

The Fund also may invest in other securities, use other strategies and engage in other investment practices, which are not principal investments and/or strategies. These other investments and strategies, as well as those described in this prospectus, are described in greater detail in the Fund's Statement of Additional Information ("SAI").

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations. When so invested, the Fund may not achieve its investment objective.

PRINCIPAL RISKS

The value of an investment in the Fund is based on the market value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers, including governments. These price movements, sometimes called volatility, may be larger or smaller depending on the types of securities the Fund owns and the markets in which they trade. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. The prices of fixed income securities also may fluctuate in response to changes in credit risk. Prices of longer-term securities are generally more volatile, so the average maturity of the Fund's portfolio affects risk.

The Investment Manager's allocation of Fund assets to the Sub-Advisers and the Sub-Advisers' judgments about the markets, the economy and/or companies may not anticipate actual market movements, economic conditions or company performance, and may affect the Fund's return. In fact, you can lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any other government agency.

RISKS OF HOLDING CERTAIN SECURITIES

U.S. Government Securities. U.S. Government securities are considered to be those with the least credit risk, but U.S. Government securities are subject to price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources, and are subject to slightly greater credit risks.

Inflation-Indexed Securities. The value of inflation-indexed bonds generally will fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. As a result, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. In contrast, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds.

Asset-Backed Securities. Asset-backed securities are fixed income securities representing an interest in a pool of loans or receivables of an entity, such as a bank or credit card company. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Prepayments on underlying assets generally alter the cash flow from asset-backed securities and as a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to predict with certainty the actual maturity date or average life of an asset-backed security and, therefore, to assess the volatility risk of the Fund.

Mortgage-Backed Securities. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently than other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.

Declining interest rates tend to encourage the prepayment of mortgage-backed securities. As a result, the Fund may have to reinvest prepaid amounts in securities paying lower interest rates. It may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security and, therefore, to assess the volatility risk of the Fund.

Corporate Securities. Corporate securities are fixed income securities issued by private businesses. Corporate securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate securities are subject to the risk that the issuer of a corporate security may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions of these payments could adversely affect the market value of the corporate security. In addition, due to lack of uniformly available information about issuers or differences in the issuers sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate securities.

Foreign Securities. Investing in foreign countries entails the risk that news and events unique to a country or region will affect those markets and their issuers. These same events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, the Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments. These changes may occur separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                                   **********

         In addition, the sub-section "CIF Inflation-Indexed Fund" under the section "Investment Sub-Advisers and Portfolio Managers" on page 14 is hereby deleted and replaced with the following:

         CIF Inflation-Indexed Bond Fund

         o Western Asset Management Company ("WAMCO"), located at 385 East Colorado Blvd., Pasadena, CA 91105, provides investment advisory services to corporations, public funds and other institutional investors. Established in 1971, WAMCO had approximately $148 billion in assets under management as of December 31, 2003 (inclusive of WAMCO Limited assets).

         Alan R. McClymonds serves as portfolio manager to the CIF Inflation-Indexed Bond Fund. Mr. McClymonds joined WAMCO in 1999. Prior to joining WAMCO, Mr. McClymonds was a Senior Vice President of Proprietary Trading at Nationsbank from 1996-1999, and a Director of Trading at CS First Boston from 1994-1996. Mr. McClymonds has 20 years of fixed income experience.

         o Western Asset Management Company Limited ("WAMCO Limited"), located at 155 Bishopsgate, London EC2M 3XG, provides advisory services to investment companies. Established in 1990, WAMCO Limited had approximately $28 billion in assets under management as of December 31, 2003.

         An investment team provides investment advice to the CIF Inflation-Indexed Bond Fund.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                         Supplement dated April 23, 2004
       to the Statement of Additional Information dated September 1, 2003 as amended and supplemented September 30, 2003

                                       of

                         CIF INFLATION-INDEXED BOND FUND
                             CIF SHORT DURATION FUND
                             CIF CORE PLUS BOND FUND
                              CIF CORE EQUITY FUND
                               CIF SMALL CAP FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------

         The Statement of Additional Information (the "SAI") is hereby amended and supplemented to reflect changes in the principal investment strategy and portfolio management of the CIF Inflation-Indexed Bond Fund (the "Fund"). At the meeting of the Board of Directors held on April 22, 2004, the Board approved investment in non-U.S. dollar denominated inflation-indexed securities as one of the Fund's principal investment strategies. In connection with this change to the Fund's investment strategy, the Board, based on the recommendation of Commonfund Asset Management Company, Inc., approved Western Asset Management Company Limited as an additional sub-adviser for the Fund. Accordingly, effective April 23, 2004, page 4 of the SAI is hereby deleted and replaced with the following:

CIF INFLATION-INDEXED BOND FUND - The Fund seeks to maximize real return to the extent consistent with preservation of capital and liquidity.

The CIF Inflation-Indexed Bond Fund invests primarily in inflation-indexed securities, including U.S. Treasury inflation-indexed securities and non-U.S. dollar denominated inflation-indexed securities. Inflation-indexed securities are fixed income securities that are structured to provide protection against inflation. The value of a bond's principal or the interest paid on the bond is adjusted to track changes in an inflation-linked index. Up to 20% of the Fund may be invested in investment grade securities that are not indexed to an inflation-linked index. Investment grade securities are those rated in one of the four highest categories at the time of investment, or determined by a Sub-Adviser to be of equivalent quality. The benchmark for the Fund is the Lehman Brothers U.S. TIPS Index. The Fund will normally maintain effective duration within (+/-) 1.5 years of the Lehman Brothers U.S. TIPS Index.

Under normal circumstances, at least 80% of the net assets of the Fund will be invested in fixed income securities linked to inflation. The Fund will notify its shareholders at least 60 days prior to any change to this policy. For purposes of this policy, net assets means net assets plus the amount of any borrowings for investment purposes.

Please consult the text under the following captions in the "Description of Permitted Investments and Risk Factors" section to review features of various instruments in which the Fund may invest and of various investment strategies that may be used by the Fund:

---------------------------------------- -------------------------------------- --------------------------------------
Asset-Backed Securities                  Bankers' Acceptances and Bank          Borrowing
                                         Obligations

---------------------------------------- -------------------------------------- --------------------------------------
Certificates of Deposit                  Corporate Bonds                        Derivatives

---------------------------------------- -------------------------------------- --------------------------------------
Fixed Income Securities                  Floaters and Inverse Floaters          Foreign Securities
---------------------------------------- -------------------------------------- --------------------------------------
Futures Contracts and Options on         High Yield Securities                  Investment Company Securities
Futures Contracts

---------------------------------------- -------------------------------------- --------------------------------------
Investment Grade Securities              Loan Participation and Assignments     Money Market Instruments

---------------------------------------- -------------------------------------- --------------------------------------
Mortgage-Related Securities              Municipals                             Options

---------------------------------------- -------------------------------------- --------------------------------------
Portfolio Turnover                       Repurchase Agreements                  Restricted Securities

---------------------------------------- -------------------------------------- --------------------------------------
Rights                                   Temporary Investments                  U.S. Government Securities
---------------------------------------- -------------------------------------- --------------------------------------
Variable and Floating Rate Instruments   When-Issued and Delayed Delivery       Yankee Dollars
                                         Securities
---------------------------------------- -------------------------------------- --------------------------------------
Warrants                                 Zero Coupons, Pay-In-Kind Securities
                                         or Deferred Payment Securities
---------------------------------------- -------------------------------------- --------------------------------------

                                   **********

         In addition, the description of Western Asset Management Company Limited under the section entitled "Sub-Advisers" on page 30 is hereby deleted and replaced with the following:

         WESTERN ASSET MANAGEMENT COMPANY LIMITED ("WAMCO Limited") acts as Sub-Adviser to the CIF Inflation-Indexed Bond and CIF Core Plus Bond Funds. WAMCO Limited is owned by Legg Mason, Inc.

                         Supplement dated April 23, 2004
                   to the Prospectus dated September 1, 2003,
             as Amended and Supplemented through September 30, 2003

                                       of

                              CIF CORE EQUITY FUND
                               CIF SMALL CAP FUND
                          CIF INTERNATIONAL EQUITY FUND

                                  Funds of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------


         The Prospectus is hereby amended and supplemented to reflect a change in the investment management team of Commonfund Asset Management Company, Inc. (the "Investment Manager"). Jeffrey T. Long has joined the Investment Manager as Managing Director, Head of Equities. Accordingly, the following paragraph is added on page 15 of the Prospectus following the biography of Michael H.
Strauss:

                  JEFFREY T. LONG, Member of the Board and Managing Director; Head of the Equities Team. Mr. Long, who joined the Investment Manager in 2004, is responsible for overseeing all aspects of Commonfund's equity investment programs, including investment strategy, portfolio management, due diligence and manager selection. Prior to joining the Investment Manager in 2004, he was Managing Director, Associate Director of Equity Research for Citigroup Asset Management since 2002 and was Senior Equity Analyst from 1998 to 2002. From 1992 to 1998, Mr. Long was Vice President, Senior Equity Analyst for J.P. Morgan Securities, Inc. Earlier, he was Vice President, Head of Financial Advisory for J.P. Morgan Australia, Ltd. in Melbourne, Australia and also held positions with Morgan Guaranty Trust Company in Seoul, Korea and New York. Mr. Long received a Bachelor of Science, Applied Mathematics and Economics, from Brown University. He is a Chartered Financial Analyst and a member of the Association of Investment Management and Research.

                         Supplement dated April 23, 2004
                    to the Prospectus dated February 1, 2004

                                       of

                             CIF ALL CAP EQUITY FUND

                                   Fund of the

                         COMMONFUND INSTITUTIONAL FUNDS
                                 (THE "COMPANY")
                               15 OLD DANBURY ROAD
                                  P.O. BOX 812
                               WILTON, CONNECTICUT
                                   06897-0812

                               ------------------


         The Prospectus is hereby amended and supplemented to reflect a change in the investment management team of Commonfund Asset Management Company, Inc. (the "Investment Manager"). Jeffrey T. Long has joined the Investment Manager as Managing Director, Head of Equities. Accordingly, the following paragraph is added on page 7 of the Prospectus following the biography of Michael H. Strauss:

                  JEFFREY T. LONG, Member of the Board and Managing Director; Head of the Equities Team. Mr. Long, who joined the Investment Manager in 2004, is responsible for overseeing all aspects of Commonfund's equity investment programs, including investment strategy, portfolio management, due diligence and manager selection. Prior to joining the Investment Manager in 2004, he was Managing Director, Associate Director of Equity Research for Citigroup Asset Management since 2002 and was Senior Equity Analyst from 1998 to 2002. From 1992 to 1998, Mr. Long was Vice President, Senior Equity Analyst for J.P. Morgan Securities, Inc. Earlier, he was Vice President, Head of Financial Advisory for J.P. Morgan Australia, Ltd. in Melbourne, Australia and also held positions with Morgan Guaranty Trust Company in Seoul, Korea and New York. Mr. Long received a Bachelor of Science, Applied Mathematics and Economics, from Brown University. He is a Chartered Financial Analyst and a member of the Association of Investment Management and Research.